SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Trucks	5 years
Containers	5 years
Software	2-3 Years
Office Equipment	3-7 Years
Furniture and Fixtures	8 Years
Waste and Recycling Equipment	5 Years
Leasehold Improvements	Varies by Lease

Software	2-3 Years
Office Equipment	3-7 Years
Furniture and Fixtures	8 Years
Waste and Recycling Equipment	5 Years
Leasehold Improvements	Varies by Lease